UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21734

Registrant Name: PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: March 31, 2007

Date of Reporting Period: December 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—68.0%
	Fannie Mae,
$1,424	5.50%, 11/1/34, MBS	Aaa/AAA	$1,408,771
1,287	5.50%, 1/1/35, MBS	Aaa/AAA	1,269,734
40,000	5.50%, 1/1/37, MBS (e)	Aaa/AAA	39,537,520
8,176	6.00%, 3/1/30, MBS (i)	Aaa/AAA	8,246,937
2,989	6.50%, 2/1/30, MBS (i)	Aaa/AAA	3,057,240
17	6.50%, 6/1/31, MBS	Aaa/AAA	17,166
234	6.50%, 9/1/31, MBS	Aaa/AAA	238,212
462	6.50%, 11/1/31, MBS	Aaa/AAA	469,608
697	6.50%, 7/1/32, MBS	Aaa/AAA	710,096
911	6.50%, 9/1/32, MBS	Aaa/AAA	925,178
773	6.50%, 2/25/33, CMO	Aaa/AAA	795,825
188	6.50%, 10/1/33, MBS	Aaa/AAA	192,226
555	6.50%, 12/1/33, MBS	Aaa/AAA	563,764
557	6.606%, 11/1/28, FRN, MBS	Aaa/AAA	574,637
1,382	6.95%, 8/25/21, CMO	Aaa/AAA	1,434,189
923	7.00%, 8/25/21, CMO	Aaa/AAA	959,371
1,214	7.00%, 9/25/21, CMO	Aaa/AAA	1,261,046
1,169	7.00%, 11/1/24, MBS	Aaa/AAA	1,200,295
486	7.00%, 2/1/31, MBS	Aaa/AAA	498,107
74	7.00%, 1/25/48, CMO	Aaa/AAA	76,525
139	7.50%, 6/1/32, MBS	Aaa/AAA	142,928
64	7.50%, 10/1/32, MBS	Aaa/AAA	65,987
2,378	7.50%, 2/25/42, CMO	Aaa/AAA	2,467,185
305	8.00%, 3/25/21, CMO	Aaa/AAA	322,648
5,078	8.00%, 8/1/32, MBS (i)	Aaa/AAA	5,378,791
	Fannie Mae Whole Loan,
175	7.80%, 6/25/26, ABS	Aaa/AAA	182,680
447	10.007%, 12/25/42, CMO, VRN	Aaa/AAA	478,116
4,000	Federal Home Loan Bank, zero coupon, 2/27/12, VRN (f)	Aaa/AAA	3,706,739
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities, CMO,
171	6.50%, 7/25/43	Aaa/AAA	174,151
2,642	7.00%, 7/25/32	Aaa/AAA	2,719,097
	Freddie Mac,
114	4.50%, 11/15/25, CMO	Aaa/AAA	112,683
20	5.925%, 7/15/08, CMO, FRN	Aaa/AAA	20,477
3,280	6.00%, 5/1/30, MBS	Aaa/AAA	3,317,094
18,353	6.00%, 5/1/34, MBS (i)	Aaa/AAA	18,508,041
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,046,905
953	6.50%, 4/15/24, CMO	Aaa/AAA	976,963
3,956	6.50%, 6/15/31, CMO (i)	Aaa/AAA	4,021,887
3,974	6.50%, 8/15/31, CMO	Aaa/AAA	4,075,789
5,865	6.50%, 2/15/32, CMO	Aaa/AAA	6,002,244
1,068	6.50%, 2/1/34, MBS	Aaa/AAA	1,089,320
475	6.50%, 3/1/34, MBS	Aaa/AAA	482,485
823	6.50%, 5/1/34, MBS	Aaa/AAA	839,116
4,729	6.50%, 7/1/34, MBS	Aaa/AAA	4,822,574
287	6.50%, 8/1/34, MBS	Aaa/AAA	292,252
368	6.50%, 11/1/34, MBS	Aaa/AAA	374,475
13,200	6.50%, 12/1/34, MBS (i)	Aaa/AAA	13,476,673
6,732	6.50%, 4/1/35, MBS (i)	Aaa/AAA	6,872,855
14,325	6.50%, 2/1/36, MBS (i)	Aaa/AAA	14,608,765
1,404	6.719%, 8/25/22, CMO, FRN (b)	Aaa/AAA	1,388,136
318	6.95%, 7/15/21, CMO	Aaa/AAA	317,742
132	7.00%, 12/15/21, CMO	Aaa/AAA	135,431

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—(continued)
$7,096	7.00%, 6/15/31, CMO	Aaa/AAA	$7,388,848
4,447	7.00%, 8/1/36, MBS	Aaa/AAA	4,517,949
55	7.50%, 1/15/31, CMO	Aaa/AAA	56,237
1,138	8.50%, 5/17/10, MBS	Aaa/AAA	1,165,573
29	9.50%, 4/15/20, CMO	Aaa/AAA	30,217

	Total U.S. Government Agency Securities (cost—$177,452,249)		176,015,500

CORPORATE BONDS & NOTES—21.6%
Airlines—4.1%
2,500	American Airlines, Inc., pass thru certificates, 6.817%, 11/23/12, Ser. 01-1	Ba1/BB+	2,541,412
1,531	Continental Airlines, Inc., pass thru certificates, 8.048%, 5/1/22, Ser. 00-1	Baa3/BBB+	1,704,174
	Northwest Airlines, Inc., pass thru certificates,
2,500	6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	2,498,438
2,216	7.041%, 4/1/22, Ser. 1A-1	Ba3/BB	2,233,502
1,648	United Air Lines, Inc., pass thru certificates, 6.201%, 3/1/10, Ser. 01-1	NR/BBB	1,659,319

			10,636,845

Automotive—0.4%
1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	1,025,000

Containers & Packaging—0.3%
600	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	639,000

Financial Services—9.0%
4,600	General Electric Capital Corp., 4.625%, 9/15/66, VRN (d)	Aaa/AA+	6,105,420
	General Motors Acceptance Corp.,
125	4.25%, 3/15/09	BB+/BB	117,226
2,000	6.00%, 12/15/11	BB+/Ba1	1,993,404
5,000	Morgan Stanley, 5.824%, 10/18/16, FRN	Aa3/A+	5,037,180
2,000	Osiris Capital PLC, 10.36%, 1/15/10, Ser. D, FRN (b)(d)(f)	Ba1/BB+	2,011,200
2,000	USB Realty Corp., 6.091%, 1/15/12, VRN (b)(d)(f)	A1/A+	1,967,293
5,000	VTB Capital S.A., 5.970%, 8/1/08, FRN (d)	A2/BBB+	5,008,750
1,000	Wells Fargo Capital X, 5.95%, 12/15/86	Aa3/A+	983,467

			23,223,940

Food & Beverage—0.2%
500	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	515,912

Healthcare & Hospitals—0.7%
	HCA, Inc.,
1,000	6.95%, 5/1/12	Ba2/B-	950,000
700	9.25%, 11/15/16 (b)(d)	B2/BB-	751,625

			1,701,625

Insurance—0.5%
1,000	Foundation Re II Ltd., 12.123%, 11/26/10, FRN (b)(d)(f)	NR/BB+	999,900
250	Shackleton Reinsurance Ltd., 13.376%, 2/7/08, FRN (b)(d)(f)	Ba3/BB	251,775

			1,251,675

Metals & Mining—1.2%
	Vale Overseas Ltd.,
1,250	6.25%, 1/11/16	Baa3/BBB-	1,268,399
700	6.25%, 1/23/17	Baa3/BBB-	706,682
1,000	6.875%, 11/21/36	Baa3/BBB-	1,030,646

			3,005,727

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Oil & Gas—1.9%
$4,000	Gazprom, 9.625%, 3/1/13	Baa1/BBB	$4,786,400

Paper/Paper Products—1.0%
	Georgia-Pacific Corp. (d),
500	7.00%, 1/15/15	Ba3/B	501,250
2,000	7.125%, 1/15/17	Ba3/B	2,005,000

			2,506,250

Printing/Publishing—0.2%
500	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	527,500

Retail—1.1%
2,940	CVS Lease Pass Through, 5.88%, 1/10/28 (b)(d)	Baa1/BBB+	2,941,450

Telecommunications—0.6%
2,000	Qwest Corp., 8.875%, 6/1/31	Ba1/BB+	2,095,000

Utilities—0.4%
1,000	CMS Energy Corp., 7.50%, 1/15/09	Ba3/B+	1,036,250

	Total Corporate Bonds & Notes (cost—$54,823,323)		55,892,574

MORTGAGE-BACKED SECURITIES—19.2%
	Bear Stearns Asset Backed Securities, Inc., CMO,
270	5.00%, 1/25/34	Aaa/AAA	266,042
3,716	5.388%, 7/25/36, Ser. 06-SD3, VRN	Aaa/AAA	3,692,319
1,915	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (d)(f)	NR/AA+	1,992,580
	Countrywide Alternative Loan Trust, CMO,
220	5.72%, 3/25/34, FRN	Aaa/AAA	220,689
436	6.25%, 9/25/34	Aaa/AAA	438,573
2,453	6.50%, 7/25/35	Aaa/AAA	2,465,471
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
327	5.72%, 8/25/18	NR/AAA	329,356
879	5.78%, 9/25/34	Aaa/AAA	882,478
325	5.82%, 3/25/34	Aaa/NR	326,149
1,702	Denver Arena Trust, 6.94%, 11/15/19 (d)	NR/NR	1,729,901
	First Horizon Asset Securities, Inc., CMO, FRN,
640	5.128%, 10/25/34	NA/AAA	638,743
100	5.27%, 12/27/32	Aaa/AAA	99,940
217	5.82%, 3/25/18	NR/AAA	218,517
2,912	6.301%, 2/25/36	Aaa/AAA	2,975,183
546	First Republic Mortgage Loan Trust, 5.65%, 8/15/32, CMO, FRN	Aaa/AAA	547,278
3,830	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)	NR/NR	3,887,627
	Harborview Mortgage Loan Trust, CMO, FRN,
67	5.62%, 3/19/35	Aaa/AAA	66,818
716	7.438%, 11/19/34 (f)	Aaa/AAA	723,926
199	Impac CMB Trust, 6.08%, 12/25/33, CMO, FRN	Aaa/AAA	198,861
2,448	JP Morgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	2,496,701
4,017	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO	Aaa/AAA	4,180,979
1,000	Multi-Family Capital Access One, Inc., 9.501%, 1/15/24, Ser. 1, CMO, VRN (f)	NR/NR	1,029,465
	Nomura Asset Acceptance Corp., CMO,
196	5.71%, 10/25/34, FRN	Aaa/AAA	196,556
2,382	7.50%, 3/25/34 (b)(d)	Aaa/AAA	2,468,559
719	Provident Funding Mortgage Loan Trust, 4.046%, 4/25/34, CMO, VRN	Aaa/AAA	706,338
775	Residential Asset Securitization Trust, 5.77%, 2/25/34, CMO, FRN (i)	NR/AAA	778,475

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MORTGAGE-BACKED SECURITIES—(continued)
$997	Residential Funding Mortgage Sec. I, 5.72%, 7/25/18, CMO, FRN	NR/AAA	$1,000,966
68	SACO I, Inc., 7.00%, 8/25/36, CMO (b)(d)(f)	Aaa/NR	69,624
	Sequoia Mortgage Trust, CMO, FRN,
279	5.73%, 10/20/27	Aaa/AAA	279,574
287	5.75%, 10/20/27	Aaa/AAA	287,779
967	6.663%, 8/20/34	Aaa/AAA	975,914
92	7.023%, 9/20/32	Aaa/AAA	92,473
1,040	Structured Adjustable Rate Mortgage Loan Trust, 6.227%, 5/25/35, CMO, FRN (f)	Aaa/AAA	1,052,236
4,845	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (d)(f)	Aaa/AAA	5,092,611
	Washington Mutual, Inc., CMO,
728	3.423%, 5/25/33, VRN	Aaa/AAA	714,516
16	3.624%, 4/25/35, VRN	Aaa/AAA	15,486
285	4.113%, 1/25/33, FRN	Aaa/AAA	281,667
1,114	4.556%, 2/25/33, FRN	Aaa/AAA	1,105,183
525	4.585%, 4/25/35, VRN	Aaa/AAA	518,059
44	6.158%, 6/25/42, FRN	Aaa/AAA	44,270
140	6.158%, 8/25/42, FRN	Aaa/AAA	140,436
4,424	Washington Mutual, Inc., pass thru certificates, 6.50%, 11/25/18, CMO	Aaa/NR	4,494,890
75	Wells Fargo MBS Trust, 3.539%, 9/25/34, CMO, FRN	Aaa/AAA	72,673

	Total Mortgage-Backed Securities (cost—$49,964,013)		49,795,881

ASSET-BACKED SECURITIES—10.6%
2,424	Aircraft Certificate Owner Trust, 6.455%, 9/20/22, Ser. 03-A (d)(f)	Aaa/AAA	2,420,229
64	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	63,890
19	Countrywide Asset-Backed Certificates, 5.60%, 4/25/34, FRN	Aaa/AAA	19,508
	Countrywide Home Equity Loan Trust, FRN,
182	5.57%, 4/15/30	Aaa/AAA	181,802
110	5.57%, 1/15/34	Aaa/AAA	110,144
361	5.59%, 5/15/28	Aaa/AAA	361,441
243	5.61%, 4/15/28	Aaa/AAA	243,306
406	CS First Boston Mortgage Securities Corp., 7.17%, 8/25/32, FRN	A2/A	406,670
90	First Franklin Mortgage Loan Asset Backed Certificates, 5.50%, 3/25/35, FRN	Aaa/AAA	89,591
	Green Tree Financial Corp.,
317	6.16%, 2/1/31	NR/B	317,634
5,188	6.22%, 3/1/30	NR/BBB	5,230,667
1,373	6.53%, 4/1/30	Baa3/NR	1,360,500
3,142	6.53%, 2/1/31	NR/B-	2,911,271
3,099	6.81%, 12/1/27	Ba1/BBB	3,194,622
2,000	GSAMP Trust, 5.47%, 10/25/36, ABS, FRN	Aaa/AAA	2,001,280
	Long Beach Mortgage Loan Trust, FRN,
1,365	6.745%, 3/25/32	Aa2/NR	1,386,488
1,175	6.97%, 3/25/32	Ba3/NR	975,294
350	MASTR Asset Backed Securities Trust, 5.74%, 3/25/35, FRN	Aa1/AA+	351,504
1,000	Mystic Re Ltd., 11.67%, 12/5/08, FRN (b)(d)(f)	NR/BB+	999,550
2,896	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/NR	2,822,910
1,891	Residential Asset Securities Corp., 5.44%, 10/25/36, FRN	Caa2/AAA	1,892,418
163	Wachovia Asset Securitization, Inc., 5.75%, 12/25/32, FRN	Aaa/AAA	162,881

	Total Asset-Backed Securities (cost—$27,637,203)		27,503,600

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(b)(c)—7.2%
Automotive—1.1%
$482	Delphi Corp., 13.75%, 6/14/11	$483,476
2,000	Ford Motor Corp., 8.36%, 11/29/13, Term B (f)	2,001,255
500	Goodyear Tire & Rubber Co., 8.14%, 4/30/10	506,771

		2,991,502

Building/Construction—0.2%
	Masonite International Corp., Term B,
2	7.364%, 4/6/13	1,854
489	7.38%, 4/6/13	480,511

		482,365

Commercial Products—0.4%
	Hertz Corp., Term B,
111	5.365%, 12/21/12	111,992
375	7.35%, 12/21/12	377,781
508	7.62%, 12/21/12	512,013

		1,001,786

Computer Services—0.2%
492	SunGard Data Systems, Inc., 7.875%, 2/11/13	497,829

Energy—0.2%
	Covanta Energy Corp.,
260	5.35%, 6/24/12	262,764
20	7.57%, 6/30/12, Term B	20,529
166	7.621%, 6/30/12, Term B	167,298

		450,591

Entertainment—0.4%
496	MGM Studios, 8.614%, 4/8/12, Term B	492,218
	Warner Music Group, Inc., Term B,
22	7.309%, 2/28/11	22,122
239	7.37%, 2/28/11	240,319
35	7.374%, 2/28/11	35,041
69	7.376%, 2/28/11	69,030
105	7.40%, 2/28/11	105,122
22	7.409%, 2/28/11	21,900

		985,752

Financial Services—0.5%
1,250	Shackleton Crean Event Management, 12.871%, 8/1/08	1,250,000

Healthcare & Hospitals—2.1%
	DaVita, Inc., Term B,
7	7.32%, 10/5/12	7,192
39	7.35%, 10/5/12	39,453
40	7.37%, 10/5/12	40,686
42	7.38%, 10/5/12	42,124
236	7.51%, 10/5/12	237,746
65	7.69%, 10/5/12	65,524
3,000	HCA, Inc., 8.08%, 11/17/13, Term B	3,036,708
1,990	HealthSouth Corp., 8.62%, 2/2/13	2,005,892

		5,475,325

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Paper/Paper Products—1.1%
	Georgia-Pacific Corp., Term B,
$2,286	7.353%, 12/20/12		$2,299,047
541	7.364%, 12/20/12		544,587
143	7.376%, 12/20/12		143,690

			2,987,324

Tobacco—0.8%
	Reynolds American, Inc.,
1,097	7.104%, 5/31/12		1,105,515
54	7.125%, 5/31/12		54,950
839	7.188%, 5/31/12		845,393

			2,005,858

Waste Disposal—0.2%
	Allied Waste North America, Inc.,
135	5.323%, 1/15/12		135,820
58	7.12%, 1/15/12		58,160
50	7.13%, 1/15/12		49,852
170	7.17%, 1/15/12		170,325
28	7.21%, 1/15/12		27,688

			441,845

	Total Senior Loans (cost—$18,450,888)		18,570,177

SOVEREIGN DEBT OBLIGATIONS—1.6%
Ukraine—1.6%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/BB-	2,060,600
2,000	7.65%, 6/11/13	B1/BB-	2,157,800

	Total Sovereign Debt Obligations (cost—$4,249,353)		4,218,400

MUNICIPAL BONDS—0.3%
South Carolina—0.3%
653	Tobacco Settlement Rev. Management Auth., 7.666%, 5/15/16 (cost—$669,282)	Baa2/BBB	659,526

SHORT-TERM INVESTMENTS—5.6%
U.S. Treasury Bills (g)—4.7%
12,285	4.805%-4.905%, 3/1/07-3/15/07 (cost—$12,168,604)		12,154,855

Commercial Paper—0.1%
Financial Services—0.1%
300	Rabobank USA Financial Corp., 5.28%, 1/2/07 (cost—$299,956)	A-1/A-1+	299,956

U.S. Government Agency Securities—0.0%
3	Fannie Mae, 5.844%, 4/25/07, CMO, FRN (cost—$2,691)	Aaa/AAA	2,696

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Principal
Amount
(000)		Value*

Repurchase Agreement—0.8%
$1,940	State Street Bank & Trust Co.,
	dated 12/29/06, 4.90%, due 1/2/07,
	proceeds $1,941,056; collateralized by
	Federal Home Loan Banks, 3.375%,
	due 2/23/07, valued at $1,981,856
	including accrued interest (cost—$1,940,000)	$1,940,000

	Total Short-Term Investments (cost—$14,411,251)	14,397,507

OPTIONS PURCHASED (h)—0.1%
Contracts/Notional
	Call Options—0.0%
260,000,000	9-Year Interest Rate Swap, Over-the-Counter,
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 4.405%, expires 2/21/07	780
195	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $115, expires 2/23/07	3,047

		3,827

	Put Options—0.1%
260,000,000	9-Year Interest Rate Swap, Over-the-Counter,
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 5.80%, expires 2/21/07	11,700
40,000,000	Swap Option 3 month LIBOR, Over-the-Counter,
	strike price $85, expires 3/6/07	1,760
850	S&P 500 Index, Chicago Board Options Exchange,
	strike price $1,360, expires 1/20/07	170,000

		183,460

	Total Options Purchased (cost—$3,515,170)	187,287

	Total Investments before options written (cost—$351,172,732)—134.2%	347,240,452

OPTIONS WRITTEN (h)—(0.3)%
	Call Options—(0.3)%
1,400,000	Credit default Swap option British Telecommunications Public Ltd.,
	Over-the-Counter, strike rate 0.45%, expires 6/20/08	(6,096)
340	S&P 500 Index Futures, Chicago Mercantile Exchange,
	strike price $1,440, expires 1/19/07	(637,500)

	Total Options Written (premiums received—$1,323,708)	(643,596)

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2006 (unaudited)

Value*

Total Investments net of options written (cost—$349,849,024)—133.9%	$346,596,856

Liabilities in excess of other assets—(33.9)%	(87,778,572)

Net Assets—100.0%	$258,818,284

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund's investments in senior floating rate loans ("Senior Loans"), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to guidelines established by the Board of Trustees. Such guidelines include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security. Securities with an aggregate value of $32,419,289, which represent 9.35% of total investments are deemed illiquid.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued Delayed-delivery security. To be settled/delivered after December 31, 2006.
(f)	Fair-valued security. Securities with an aggregate value of $24,318,384, representing 7.02% of total investments, have been fair valued.
(g)	All or partial amount segregated as collateral for futures contracts and/or transactions in options written.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
€ - Euros
ABS - Asset Backed Securities
CMO - Collateralized Mortgage Obligation
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2006.
LIBOR - London Inter-Bank Offered Rate
MBS - Mortgage-Backed Securities
NR - Not Rated
VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2006.

Other Investments:

(1) Futures contracts outstanding at December 31, 2006:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000)	Date	Appreciation

Long:	S&P 500 Index	242	$86,418	3/15/07	$156,587
	S&P Mini 500 Index	535	38,210	3/16/07	100,644
Short:	U.S. Treasury Notes, 10 year Futures	(195)	20,956	3/21/07	225,469

					$482,700

(2) Transactions in options written for the period ended December 31, 2006:

	Contracts/Notional	Premiums

Options outstanding, March 31, 2006	2,000,300	$1,329,561
Options Written	714,002,725	14,735,535
Options terminated in closing purchase transactions	(714,602,590)	(14,409,243)
Options exercised	(95)	(332,145)

Options outstanding, December 31, 2006	1,400,340	$1,323,708

(3) Credit default swap agreements outstanding at December 31, 2006:

	Notional		Payments
	Amount Payable		Received	Unrealized
Swap Counterparty/	on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Long Beach Mortgage Loan Trust	$888	7/25/33	4.50%	$4,878
Barclay’s Bank
Federation of Russia	4,900	7/20/11	1.65%	191,089
Bear Stearns
Dow Jones CDX	5,000	6/20/08	(0.12)%	(215)
Indymac Home Equity Loan	3,139	6/25/30	(0.45)%	(1,373)
Midori CDO Ltd.	1,000	2/15/47	(4.03)%	(9,065)
Citigroup
ABS Home Equity Index	5,000	5/25/46	(1.33)%	112,811
Credit Suisse First Boston
Citizens Communication Co.	1,000	3/20/08	(0.72)%	(4,661)
Citizens Communication Co.	3,000	3/20/11	1.91%	121,295
Citizens Communication Co.	2,000	3/20/13	(2.29)%	(85,172)
Samis	1,600	3/20/09	2.30%	3,280
Deutsche Bank
Dow Jones CDX	5,000	12/20/10	(0.65)%	(43,680)
Dow Jones CDX	10,000	12/20/11	1.40%	39,847
JPMorgan Chase
Qwest Capital Funding	1,000	9/20/10	4.20%	105,323
Lehman Brothers
ABS Home Equity Index	2,000	5/25/46	(1.33)%	55,749
Dow Jones CDX	5,000	6/20/10	0.90%	150,450
Federal Republic of Brazil	6,000	6/20/16	2.68%	488,296
Morgan Stanley	5,000	12/20/16	(0.34)%	624
Merrill Lynch
Citizens Communication Co.	1,000	3/20/08	(0.75)%	(5,029)
Citizens Communication Co.	3,000	3/20/11	1.95%	125,838
Citizens Communication Co.	2,000	3/20/13	(2.31)%	(87,240)
Dow Jones CDX	20,000	12/20/11	0.40%	(5,783)
Dow Jones CDX	10,000	12/20/15	0.70%	(82,458)

	Notional		Payments
	Amount Payable		Received	Unrealized
Swap Counterparty/	on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Morgan Stanley
Aegis Asset Backed Securities Trust	$2,500	6/25/30	(1.15)%	$(2,795)
Federal Republic of Brazil	2,000	6/20/15	4.23%	365,450
Federation of Russia	5,000	6/20/15	1.52%	307,526
Gazprom	5,000	10/20/07	0.44%	8,805
Indymac Home Equity Loan	3,139	6/25/30	1.50%	58,329
Morgan Stanley Dean Witter Capital	988	8/25/32	2.15%	(65,339)
Republic of Panama	5,000	6/20/15	2.75%	515,133
Republic of Peru	5,000	6/20/15	2.90%	504,519
United Mexican States	5,000	6/20/15	1.40%	271,740
UBS
Aegis Asset Backed Securities Trust	2,500	6/25/34	1.15%	30,104
Wachovia Bank
ABS Home Equity Index	6,000	7/25/45	1.54%	19,477

				$3,087,753

(4) Interest rate swap agreements outstanding at December 31, 2006:

			Rate Type
	Notional				Unrealized
Swap	Amount	Termination	Payments made	Payments Received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)

Barclay’s Bank	$500,000	6/13/07	3.976%	3 Month LIBOR	$3,685,020
Goldman Sachs	97,000	2/23/16	4.405%	3 Month LIBOR	491,931
Goldman Sachs	97,000	2/23/16	3 Month LIBOR	5.80%	129,789
Lehman Brothers	260,000	2/23/16	4.405%	3 Month LIBOR	648,122
Lehman Brothers	260,000	2/23/16	3 Month LIBOR	5.80%	1,125,702
UBS	535,000	6/21/25	3 Month LIBOR	5.80%	25,564,953
UBS	528,800	6/20/27	5.67%	3 Month LIBOR	(5,412,533)

					$26,232,984

LIBOR- London Inter-bank Offered Rate

(5) Total Return swap agreements outstanding at December 31, 2006:

	Fund	Fund	Terminiation	Notional	Unrealized
Swap Counterparty	Receives	Pays	Date	Amount	Appreciation

Barclay’s Bank	MSCI Daily Total
	Return EAFE	5.346%	9/28/07	$124,999,988	$10,968,140

EAFE – Europe and Australasia, Far East Equity Index
MSCI – Morgan Stanley Capital International

The Fund received $15,250,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(6) Forward foreign currency contracts outstanding at December 31, 2006:

	U.S. $ Value	U.S. $ Value	Unrealized
	Origination Date	December 31, 2006	Appreciation

Sold:
€ 4,578,000 settling 1/23/07	$6,118,016	$6,044,238	$73,778

(7) Open reverse repurchase agreements at December 31, 2006:
			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Par

Lehman Brothers	5.30%	12/21/06	1/24/07	$67,691,445	$67,582,000
	5.37%	12/29/06	1/24/07	3,914,751	3,913,000
	5.40%	12/21/06	1/24/07	752,239	751,000

					$72,246,000

Collateral for open reverse repurchase agreements at December 31, 2006, as reflected in the schedule of investments:

			Maturity
Counterparty	Description	Rate	Date	Par	Value

Lehman Brothers	Fannie Mae	6.00%	3/1/30	$8,176,150	$8,246,937
	Fannie Mae	6.50%	2/1/30	2,989,224	3,057,240
	Fannie Mae	8.00%	8/1/32	5,078,337	5,378,791
	Freddie Mac	6.00%	5/1/34	18,352,946	18,508,041
	Freddie Mac	6.50%	6/15/31	3,955,982	4,021,887
	Freddie Mac	6.50%	12/1/34	13,200,023	13,476,673
	Freddie Mac	6.50%	4/1/35	6,731,768	6,872,855
	Freddie Mac	6.50%	2/1/36	14,324,763	14,608,765
	Residential Asset
	Securitization Trust	5.77%	2/25/34	775,389	778,475

					$74,949,664

Item 2. Controls and Procedures

(a)           The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing.

          Prior to reaching this conclusion, the principal officers had become aware of matters relating to the accounting treatment in connection with the Registrant’s ability to participate in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” were not effective.

Although the Registrant has not invested in these types of securities, the Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b)           There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting. However as discussed above, subsequent to December 31, 2006, the Registrant is enhancing controls related to the accounting treatment of transfers of certain inverse floater securities.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS & Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2007